PIMCO California Short Duration Municipal Income Fund Performance Management - PIMCO California Short Duration Municipal Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Fund’ s regulatory index is the Bloomberg Municipal Bond Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The supplemental index shown is the Bloomberg California 1 Year Municipal Bond Index. The Bloomberg California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years.Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes.
Performance Additional Market Index [Text]	In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Fund’ s regulatory index is the Bloomberg Municipal Bond Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The supplemental index shown is the Bloomberg California 1 Year Municipal Bond Index. The Bloomberg California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years.
Bar Chart [Heading]	Calendar Year Total Returns — Institutional Class
Bar Chart Closing [Text Block]	Best QuarterDecember 31, 20233.14%Worst QuarterMarch 31, 2022-2.27%Year-to-DateJune 30, 20251.44%
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/24)
Performance Table Does Reflect Sales Loads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	 In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table One Class of after Tax Shown [Text]	 After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	https://www.pimco.com/en-us/product-finder
Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	1.44%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.14%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.27%)
Lowest Quarterly Return, Date	Mar. 31, 2022